Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Basis of presentation of the financial statements
a.	Basis of presentation of the financial statements

The consolidated financial statements of the Company have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board (“IFRS Accounting Standards”). These consolidated financial statements were approved and authorized for issue by the Board of Directors on December 8, 2024.

The consolidated financial statements have been prepared on a cost basis, except for derivative financial instruments and digital assets that are measured at fair value. The consolidated financial statements are presented in U.S. dollars and all values are rounded to the nearest thousand, except where otherwise indicated.

Material accounting policy information
b.	Material accounting policy information

Presentation of profit and loss

The Company has elected to present the profit or loss items using the function of expense method.

The operating cycle

The operating cycle of the Company is to exchange computational power used for hashing calculations for digital assets and then routinely deposit them into custody, or convert them to fiat currency as needed. The Company’s activities have a one-year operating cycle. Accordingly, the assets and liabilities are classified in the statement of financial position as current assets and liabilities based on the Company’s operating cycle.

Consolidated financial statements

These financial statements consolidate the Company’s subsidiaries from the date of acquisition until the date that control is lost. The subsidiaries are controlled by the Company, where control is achieved when the Company is exposed to or has the right to variable returns from its involvement with the investee and has the current ability to direct the activities of the investee that significantly affect the investee’s returns.

The financial statements of the Company and its subsidiaries are prepared as of the same dates and periods. The consolidated financial statements are prepared using uniform accounting policies by all subsidiaries of the Company. Significant intercompany balances and transactions and gains or losses resulting from intercompany transactions are eliminated in full in the consolidated financial statements.

Goodwill

Goodwill is initially measured at cost (being the excess of the aggregate of the consideration transferred and the amount recognized for non-controlling interests and any previous interest held over the fair value of the net identifiable assets acquired and liabilities assumed).

After initial recognition, goodwill is measured at cost less any accumulated impairment losses. For the purpose of impairment testing, goodwill acquired in a business combination is, from the acquisition date, allocated to each of the Company’s cash-generating units (“CGUs”) or group of CGUs that are expected to benefit from the combination, irrespective of whether other assets or liabilities of the acquiree are assigned to those units.

A CGU or group of CGUs to which goodwill has been allocated are tested for impairment annually or more frequently when there is an indication that the CGU or group of CGUs may be impaired. If the recoverable amount of the CGU or group of CGUs is less than its carrying amount, the impairment loss is allocated first to reduce the carrying amount of any goodwill allocated to the CGU or group of CGUs and then to the other assets of the CGU or group of CGUs on a pro-rata basis of the carrying amount of each asset in the CGU or group of CGUs. An impairment loss recognized for goodwill is not reversed in a subsequent period. The Company has designated December 31 as the date for its annual impairment test.

Foreign currency translation

i.	Functional currency and presentation currency

The financial statements are presented in U.S. Dollars, which is the functional currency of the parent company, as well as the functional currency of Backbone, Backbone Argentina, Backbone Paraguay, Backbone Mining and Orion. The functional currency is the currency that best reflects the economic environment in which the Company operates and conducts its transactions.

The Company determines the functional currency of each subsidiary. Volta, a Canadian subsidiary, has a Canadian functional currency, and, as such, assets and liabilities are translated using the exchange rate in effect at each reporting date. Revenues and expenses are translated using the average exchange rates in effect for all periods presented. The resulting translation differences are included in other comprehensive income. The translation differences on foreign currency translation of Volta were immaterial for the years ended December 31, 2023 and December 31, 2022.

ii.	Transactions, assets and liabilities in foreign currency

Transactions in foreign currency are initially recorded at the exchange rate in effect on the transaction date. Monetary assets and liabilities in foreign currency are subsequently translated into the functional currency at the exchange rate in effect at each reporting date. Exchange rate differences, other than those capitalized to qualifying assets or carried to equity in hedging transactions, are included in profit or loss. Non-monetary assets and liabilities in foreign currency stated at cost are translated at the exchange rate in effect at the transaction date. Non-monetary assets and liabilities in foreign currency carried at fair value are translated at the exchange rate at the date on which the fair value was determined.

Revenue recognition

Revenue from contracts with customers is recognized when control over the goods or services is transferred to the customer. The transaction price is the amount of the consideration that is expected to be received based on the contract terms, excluding amounts collected on behalf of third parties (such as taxes). The following are the specific revenue recognition criteria which must be met before revenue is recognized:

i.	Revenues from sale of computational power used for hashing calculations

The Company has entered into arrangements with a Mining pool operator, which is the Company’s customer, and has undertaken the single performance obligation of providing a service to perform hash calculations for the Mining pool operator, which is an output of the Company’s ordinary business activities, in exchange for non-cash consideration in the form of Bitcoin, which is variable consideration. The Bitcoin are calculated based on a formula which, in turn, is based on the hashrate contributed by the Company’s provided computing power used for hashing calculations allocated to the Mining pool, assessed over a 24-hour period, and distributed daily based on the FPPS methodology. The Company assesses the estimated amount of the variable non-cash consideration to which it expects to be entitled for providing computational power used for hashing calculations at contract inception and subsequently measures if it is highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur. The uncertainties regarding the daily variable consideration to which the Company is entitled for providing its computational power used for hashing calculations are no longer constrained at 23:59:59 UTC regardless of the timing of the BTC received. The amount earned is calculated based on the Company’s computing power used for hashing calculations provided to the Mining pool and the estimated (i) block subsidies and (ii) daily average transaction fees which the Mining Pool expects to earn, less (iii) a Mining pool discount.

(i) Block subsidies refers to the block reward that are expected to be generated on the BTC network as a whole. The fee earned by the Company is first calculated by dividing (a) the total amount of hashrate the Company provides to the Mining pool operator, by (b) the total BTC network’s implied hashrate (as determined by the BTC network difficulty), multiplied by (c) the total amount of block subsidies that are expected to be generated on the BTC network as a whole.

(ii) Transaction fees refers to the total fees paid by users of the network to execute transactions. The fee paid out by the Mining pool operator to the Company is further calculated by dividing (a) the total amount of transaction fees that are actually generated on the BTC network as a whole less the 3 largest and 3 smallest transactions per block, by (b) the total amount of block subsidies that are actually generated on the BTC network as a whole, multiplied by (c) the Company’s fee earned as calculated in (i) above. The Company is entitled to its relative share of consideration even if a block is not successfully added to the blockchain by the mining pool.

(iii) Mining pool discount refers to the discount applied to the total FPPS payout otherwise attributed to computing power service providers for their sale of computing power used for hashing calculations as defined in the rate schedule of the agreement with the Mining pool operator.

The Company is entitled to the fee from the Mining Pool as calculated above regardless of the actual performance of the Mining Pool operator. Therefore, even if the Mining Pool does not successfully add any block to the blockchain in a given contract period, the fee remains payable by the Mining Pool to the Company. Accordingly, the Company is not sharing in the earnings of the Mining pool operator. The Company’s enforceable right to compensation begins when, and continues as long as, the Company provides its services to the Mining pool operator, and the Company decides when to provide these services under the contracts.

The Company’s agreements with the Mining pool operator provide the Mining pool operator and the Company with the enforceable right to terminate the contract at any time without substantively compensating the other party for the termination. Upon termination, the Mining pool operator is required to pay the Company the amount due related to previously satisfied performance obligations. As a result, the Company has determined that the duration of the contract is less than 24 hours and the contract is continuously renewed throughout the day. The Company has also determined that the Mining pool operator’s renewal right is not a material right as the terms, conditions, and compensation amounts are at then-current market rates.

The Bitcoin earned is received in full and can be paid in fractions of cryptocurrency. Revenues from providing Bitcoin a service to perform hash calculations for the Mining pool operator are recognized upon delivery of the service, i.e., when the Mining pool operator obtains control of the hash calculations, over a 24-hour period. The Company updates the estimated transaction price of the non-cash consideration received at its fair market value. Management estimates fair value daily based on the quantity of Bitcoin received multiplied by the price quoted from Coinbase Inc. (“Coinbase”) on the day it was received. Management considers the prices quoted on Coinbase to be a level 1 input under IFRS 13, Fair Value Measurement.

ii.	Revenue from electrical services

The Company, through Volta, sells electrical components and provides electrician installation of those components as well as repair and maintenance services. Revenues are recognized according to the stage of completion of the transaction as of the balance sheet date. The stage of completion is estimated based on the costs incurred for the transaction compared to the estimated cost of completion for the project. Under this method, revenues are recognized in the reporting period in which the services are provided. In the event that the outcome of the contract cannot be measured reliably, the revenues are recognized to the extent of the recoverable expenses incurred.

Digital assets

Cryptocurrency on hand at the end of a reporting period, if any, is classified as digital assets, and is accounted for under IAS 38, Intangible Assets, as an intangible asset with an indefinite useful life initially measured at cost, deemed to be the fair value upon receipt as described above, and subsequently measured under the revaluation model. Under the revaluation model, increases in the cryptocurrency’s carrying amount, determined as the excess of fair value on revaluation over the weighted average cost, are recognized in other comprehensive income, except to the extent that they reverse a revaluation decrease previously recognized in profit or loss. Decreases are recognized in profit or loss, except to the extent that they reverse a revaluation increase previously recognized in other comprehensive income. Once the cryptocurrency is sold, the revaluation increase related to it is transferred from revaluation surplus to retained earnings. The Company revalues its cryptocurrency on hand on a monthly basis and following any significant fair value fluctuations. The fair value of cryptocurrency on hand at the end of the reporting period is calculated as the quantity of cryptocurrency on hand multiplied by the price quoted on Coinbase as of the reporting date.

The Company reports cryptocurrency on hand at the end of the reporting period as digital assets, which are classified as current assets as Management has determined that the cryptocurrency on hand at the end of the reporting period has markets with sufficient liquidity to allow conversion within the Company’s normal operating cycle and the Company expects to realize the digital asset within twelve months after the reporting period. The Company presents cryptocurrency pledged as collateral separate from unencumbered cryptocurrency.

Income tax

The income tax expense for the year comprises current and deferred taxes. These taxes are recognized in profit or loss except to the extent they relate to items which are recognized in other comprehensive income or loss or directly in shareholders’ equity.

i.	Current taxes

The current tax liability is measured using the tax rates and tax laws that have been enacted or substantively enacted by the reporting date as well as adjustments required in connection with tax liabilities in respect of previous years.

ii.	Deferred taxes

Deferred taxes are computed in respect of temporary differences between the carrying amounts in the financial statements and the amounts attributed for tax purposes. Deferred taxes are measured at the tax rate that is expected to apply when the asset is realized, or the liability is settled, based on tax laws that have been enacted or substantively enacted by the reporting date.

Deferred tax assets are reviewed at each reporting date and reduced to the extent that it is not probable they will be utilized. Deductible carryforward losses and temporary differences for which deferred tax assets had not been recognized are reviewed at each reporting date and a respective deferred tax asset is recognized to the extent that their utilization is probable.

Taxes that would apply in the event of the disposal of investments in investees have not been taken into account in computing deferred taxes as long as the disposal of the investments in investees is not probable in the foreseeable future.

Leases

The Company assesses at contract inception whether a contract is, or contains, a lease. The determination is based on whether the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

The Company as a lessee applies a single recognition and measurement approach for all leases except for short-term leases and leases of low-value assets. The Company recognizes lease liabilities to make lease payments and right-of-use assets (“ROU assets”) representing the right to use the underlying assets.

i.	ROU assets

The Company recognizes ROU assets at the commencement date of the lease (i.e., the date the underlying asset is available for use). ROU assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of ROU assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. ROU assets are depreciated over the shorter of the lease term and the estimated useful lives of the assets, as follows:

Asset Class	Depreciation Method	Depreciation period
Leased premises	Straight-line	4-10 years
Vehicles and other	Straight-line	3-5 years
BVVE and Electrical components	Sum of years	5 years

If ownership of the leased asset transfers to the Company at the end of the lease term or the cost reflects the exercise of a purchase option, the asset is depreciated over the estimated useful life of the asset and is classified with property plant and equipment. Refer to the accounting policies of property, plant and equipment in this note. The ROU assets are also subject to impairment. Refer to the accounting policies of Impairment of non-financial assets in this note.

ii.	Lease liabilities

At the commencement date of the lease, the Company recognizes lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include fixed payments less any lease incentives receivable, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Company and payments of penalties for terminating the lease if the lease term reflects the Company exercising the option to terminate. Variable lease payments that do not depend on an index or a rate are recognized as expenses in the period in which the event or condition that triggers the payment occurs.

In calculating the present value of lease payments, the Company uses its incremental borrowing rate at the lease commencement date because the interest rate implicit in the lease is not readily determinable. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the lease payments (e.g., changes to future payments resulting from a change in an index or rate used to determine such lease payments) or a change in the assessment of an option to purchase the underlying asset.

iii.	Short-term leases and leases of low value assets

The Company applies the short-term lease recognition exemption to its short-term leases of machinery, equipment and farming facilities (i.e., those leases that have a lease term of 12 months or less from the commencement date and do not contain a purchase option). The Company also applies the lease of low-value assets recognition exemption to leases of office equipment that are considered to be low value. Lease payments on short-term leases and leases of low-value assets are recognized as an expense on a straight-line basis over the lease term.

Assets held for sale

Non-currents assets or a disposal group are classified as held for sale if their carrying amount is expected to be recovered principally through a sale transaction rather than through continuing use. For this to be the case, the assets must be available for immediate sale in their present condition, the Company must be committed to their sale, there must be a program to locate a buyer, and it is highly probable that a sale will be completed within one year from the date of classification. From the date of such initial classification, the assets are no longer depreciated and are presented separately as current assets at the lower of their carrying amount and fair value less costs to sell. The gain or loss on disposition of assets held for sale will be presented separately in other comprehensive income (loss) only when it qualifies as part of discontinued operations.

When an entity no longer plans to sell an asset in a sale transaction, it ceases the classification of the asset as held for sale and measures it at the lower of its carrying amount had it not been classified as held for sale or the recoverable amount of the asset on the date of the decision not to sell the asset.

Property, plant and equipment

Property, plant and equipment are carried at cost, including directly attributable costs, less accumulated depreciation, accumulated impairment losses and any related investment grants, and excluding day-to-day servicing expenses. Cost includes spare parts and auxiliary equipment that are used in connection with plant and equipment. The cost of an item of property, plant and equipment includes the initial estimate of the costs of dismantling and removing the item and restoring the site on which the item is located.

Property, plant and equipment are depreciated as follows:

Asset Class	Depreciation Method	Depreciation period
BVVE	Sum of years	5 years
Mineral assets *	N/A	N/A
Electrical equipment	Sum of years	5 years
Leasehold improvements	Straight-line	Shorter of the lease term and the expected life of the improvement
Buildings	Declining balance	4%
Vehicles	Declining balance	30%
*	From the acquisition of mineral assets in 2018 until their disposal during the year ended December 31, 2023, there has been no production.

The useful life, depreciation method and residual value of an asset are reviewed at least each year-end and any changes are accounted for prospectively as a change in accounting estimate. Depreciation of an asset ceases at the earlier of the date that the asset is classified as held for sale and the date that the asset is derecognized.

The sum of years depreciation method is calculated as follows:

	Year 1	Year 2	Year 3	Year 4	Year 5
Rate	5/15	4/15	3/15	2/15	1/15
Percentage	33.33%	26.67%	20.00%	13.33%	6.67%

Intangible assets

Intangible assets consist of acquired software, access rights to electricity, and a below market lease acquired in a business combination used in the Company’s cryptocurrency Mining operations. Intangible assets acquired separately are initially measured at cost plus direct acquisition costs. Intangible assets acquired in business combinations are measured at their fair value as of the acquisition date.

Intangible assets, other than access rights to electricity and favorable lease, with a finite useful life are amortized over their useful lives using the sum of years method. Access rights to electricity and favorable leases are amortized using the straight-line method over the lease term of the facility or the access rights period. Intangible assets are reviewed for impairment whenever there is an indication that the asset may be impaired. The amortization period and the amortization method for an intangible asset are reviewed at least at each year end.

Intangible assets are amortized as follows:

Asset Class	Amortization Method	Amortization period
Systems software	Sum of years	5 years
Access rights to electricity	Straight-line	Lease term of the facility or the access rights period
Favorable lease	Straight-line	Lease term
i.	Systems software

The Company’s assets include computer systems comprised of hardware and software. Certain hardware comes pre-installed with firmware. Without this firmware, the hardware could not function and therefore both the hardware and firmware are classified within property, plant and equipment. In contrast, stand-alone software that adds functionality to the hardware is classified as an intangible asset.

The sum of years amortization method for systems software is calculated as follows:

	Year 1	Year 2	Year 3	Year 4	Year 5
Rate	5/15	4/15	3/15	2/15	1/15
Percentage	33.33%	26.67%	20.00%	13.33%	6.67%
ii.	Access rights to electricity

The Company’s access rights to electricity were obtained from the acquisitions of assets described in Note 5.

Segment reporting

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision-maker, who is responsible for allocating resources and assessing the performance of the operating segments, and which has been identified as the Management team that makes strategic decisions.

Impairment of non-financial assets

The Company evaluates the need to record an impairment of non-financial assets whenever events or changes in circumstances indicate that the carrying amount is not recoverable. If the carrying amount of non-financial assets exceeds their recoverable amount, the assets are reduced to their recoverable amount. The recoverable amount is the higher of fair value less costs of sale and value in use. In measuring value in use, the expected future cash flows are discounted using a pre-tax discount rate that reflects the risks specific to the asset. The recoverable amount of an asset that does not generate independent cash flows is determined for the CGU to which the asset belongs. Impairment losses are recognized in profit or loss.

An impairment loss of an asset, other than goodwill, is reversed only if there have been changes in the estimates used to determine the asset’s recoverable amount since the last impairment loss was recognized. Reversal of an impairment loss, as noted above, shall not be increased above the lower of the carrying amount that would have been determined (net of depreciation or amortization) had no impairment loss been recognized for the asset in prior years and its recoverable amount. The reversal of impairment loss of an asset presented at cost is recognized in profit or loss.

Financial instruments

i.	Financial assets

Initial recognition and measurement

Financial assets are initially measured at fair value plus transaction costs that can be directly attributed to the acquisition of the financial asset, except in the case of a financial asset measured at fair value through profit or loss in respect of which transaction costs are charged to profit or loss.

Subsequent measurement

Financial assets presented at amortized cost are subsequently measured using the effective interest rate method and are subject to impairment. Gains and losses are recognized in profit or loss when the asset is derecognized, modified or impaired. The Company’s financial assets at amortized cost includes trade receivables and certain items included in other assets. Net changes in financial assets measured at fair value are recognized in the statement of profit or loss. The Company’s financial assets at fair value include derivative assets.

Impairment

The Company recognizes an allowance for expected credit losses (“ECLs”) for all debt instruments not held at fair value through profit or loss. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Company expects to receive, discounted at an approximation of the original effective interest rate. The expected cash flows will include cash flows from the sale of collateral held or other credit enhancements that are integral to the contractual terms.

For trade receivables, the Company applies a simplified approach in calculating ECLs. Therefore, the Company does not track changes in credit risk, but instead recognizes a loss allowance based on lifetime ECLs at each reporting date.

The Company has established a provision matrix that is based on its historical credit loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment.

ii.	Financial liabilities

Initial recognition and measurement

Financial liabilities are classified at initial recognition at fair value through profit or loss, loans and borrowings, payables, or as derivatives designated as hedging instruments in an effective hedge, as appropriate. All financial liabilities are recognized initially at fair value and, in the case of loans and borrowings and payables, net of directly attributable transaction costs. The Company’s financial liabilities include trade payables, accrued liabilities, warrant liabilities and long-term debt.

Subsequent measurement

Financial liabilities are either measured at fair value through profit or loss or at amortized cost. Financial liabilities measured at fair value through profit or loss included warrant liabilities relating to the private placement described in Note 3e, 10 and 21. After initial recognition, interest-bearing loans and borrowings are subsequently measured at amortized cost using the effective interest rate (“EIR”) method. Gains and losses are recognized in profit or loss when the liabilities are derecognized as well as through the EIR amortization process. Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the EIR. The EIR amortization is included as financial expenses in the statement of profit or loss. This category generally applies to interest-bearing loans and borrowings.

iii.	Derecognition of financial assets

Financial assets are derecognized when the contractual rights to receive the cash flows from the financial asset expire, or when the Company transfers the contractual rights to a third party to receive the cash flows from the financial asset or assumes an obligation to pay the cash flows received in full to a third party without significant delay.

iv.	Derecognition of financial liabilities

Financial liabilities are derecognized when they are extinguished, which occurs when the obligation defined in the contract is fulfilled, cancelled or expires. A financial liability is fulfilled when the debtor repays the liability by paying cash, providing other financial assets, goods or services, or is otherwise legally released from the liability.

v.	Cash flow hedges

The company entered into BTC option contracts to reduce the risk of variability of cash flows resulting from future sales of digital assets. Each BTC option contract meets the definition of a cash flow hedge as per IFRS 9, Financial Instruments (“IFRS 9”). IFRS 9 provides a non-compulsory accounting policy choice of hedge accounting. The Company elected to not apply hedge accounting on BTC option contracts. The changes in the fair value of the derivatives are recognized in profit or loss.

Fair value measurement

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Fair value measurement is based on the assumption that the transaction will take place in the asset’s or the liability’s principal market, or in the absence of a principal market, in the most advantageous market. The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

The Company uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs. Fair value measurement of non-financial assets takes into account the ability of a market participant to derive economic benefits from the asset through its best use, or by selling it to another market participant capable of using the asset to its best use.

Assets and liabilities measured at fair value, or whose fair value is disclosed are classified into categories within the fair value hierarchy, based on the lowest level input that is significant to the overall fair value measurement:

Level	Definition
Level 1	Unadjusted quoted prices in an active market of identical assets and liabilities
Level 2	Non-quoted prices included in Level 1 that are either directly or indirectly observable
Level 3	Data that is not based on observable market information, such as valuation techniques without the use of observable market data

Provisions

Provisions represent liabilities to the Company for which the amount or timing is uncertain. Provisions are recognized when the Company has a present legal or constructive obligation as a result of past events, it is probable that an outflow of resources will be required to settle the obligations and the amounts can be reliably estimated. When the Company expects that part or all of the expense will be refunded, such as an insurance claim, the refund will be recognized as a separate asset only on the date when there is certainty of receiving the asset. The expense will be recognized in the statement of profit or loss net of the expected refund.

Asset retirement provisions

These provisions relate to Backbone and Backbone Argentina’s legal obligation, in relation to its leased properties, to restore the properties to their original condition at the end of the lease period. The provisions are calculated at the present value of the expected costs to settle the obligations using estimated future cash flows discounted at a rate that reflects the risks specific to the obligations. Changes in the estimated future costs, or in the discount rate applied, are recorded as an adjustment of the cost of the related asset.

Share-based transactions

Transactions settled with equity instruments

The cost of employee services paid in equity instruments is measured at the fair value of the equity instruments as of the grant date. The fair value is determined using a generally accepted option pricing model. Equity settled transactions with other services providers are measured at the fair value of the goods or services received in return for the equity instruments. The cost of equity-settled transactions is recognized in profit or loss together with a corresponding increase in contributed surplus during the period in which the performance and/or service conditions are to be satisfied and ending on the date on which the relevant employees become entitled to the award (“the vesting period”). The cumulative expense recognized for equity-settled transactions at the end of each reporting period until the vesting date reflects the extent to which the vesting period has expired and Management’s best estimate of the number of equity instruments that will ultimately vest.

Expenses related to grants that do not vest are not recognized. Grants where the fair value is determined at the date of the grant based on non-vesting market conditions are treated as vested, assuming all other vesting conditions (service and/or performance) are met.

When the Company modifies the terms of equity-settled transactions, an additional expense is recognized on the date of the modification and is calculated as the increase in the fair value of the compensation granted in excess of the original expense. Cancellation of equity settlement that has not vested is treated as if it had vested on the date of cancellation, with the unrecognized expense recognized immediately. However, if the cancellation is subsequently replaced by a new agreement and is designated as an alternative settlement, then it is treated as a modification of the original agreement as described above.

Earnings per share

Earnings per share is calculated by dividing the net income attributable to the Company’s shareholders by the weighted average number of common shares outstanding during the period. Potential common shares are included in the calculation of diluted earnings per share if their effect dilutes earnings per share from continuing operations. Potential common shares that were converted during the period are included in diluted earnings per share only up to the conversion date, and from that date are included in basic earnings per share.

Share capital and issue of a unit of securities

Share capital represents the amount received on the issuance of shares, less issuance costs (net of tax).

The issue of a unit of securities involves the allocation of the proceeds received before issue expenses to the securities issued in the unit based on the following order: financial derivatives and other financial instruments measured at fair value in each period. Fair value is then determined for financial liabilities that are measured at amortized cost. The proceeds allocated to equity instruments are determined to be the residual amount. Issue costs are allocated to each component pro rata to the amounts determined for each component in the unit.

New accounting amendments issued and adopted by the Company
c.	New accounting amendments issued and adopted by the Company

The following amendments to existing standards were adopted by the Company as of January 1, 2023:

Amendments to IAS 1, Presentation of Financial Statements (“IAS 1”)

Amendments to IAS 1 change the requirements in IAS 1 with regard to disclosure of accounting policies. Applying the amendments, an entity discloses its material accounting policy information instead of its significant accounting policies. Further amendments to IAS 1 explain how an entity can identify material accounting policy information.

Amendments to IAS 8, Accounting Policies, Changes in Accounting Estimates and Errors (“IAS 8”)

Amendments to IAS 8 replace the definition of a change in accounting estimates. Under the new definition, accounting estimates are “monetary amounts in financial statements that are subject to measurement uncertainty.”

The adoption by the Company of the amendments listed above did not have a significant impact on the Company’s Financial Statements.

New accounting amendments issued to be adopted at a later date
d.	New accounting amendments issued to be adopted at a later date

The following amendments to existing standards have been issued and are applicable to the Company for its annual period beginning on January 1, 2024:

Amendments to IFRS 16, Leases (“IFRS 16”)

Amendments to IFRS 16 require a seller-lessee to subsequently measure lease liabilities arising from a leaseback in a manner that does not recognize any amount of the gain or loss that relates to the right-of-use retained. The new requirements do not prevent a seller-lessee from recognizing in profit or loss any gain or loss relating to the partial or full termination of a lease.

Amendments to IAS 1

Amendments to IAS 1 clarify how to classify debt and other liabilities as current or non-current. The amendments help to determine whether, in the consolidated financial statements, debt and other liabilities with an uncertain settlement date should be classified as current (due or potentially due to be settled within one year) or non-current. The amendments also include clarifying the classification requirements for debt that an entity might settle by converting into equity.

Amendments to IAS 1 specify that covenants to be complied with after the reporting date do not affect the classification of debt as current or non-current at the reporting date. Instead, the amendments require information about these covenants be disclosed in the notes to the financial statements.

Amendments to IAS 7, Statement of Cash Flows (“IAS 7”) and IFRS 7, Financial Instruments: Disclosures (“IFRS 7”)

Amendments to IAS 7 and IFRS 7 introduce disclosure requirements to enhance the transparency of supplier finance arrangements and their effects on an entity’s liabilities, cash flows and exposure to liquidity risk.

The Company is currently evaluating the impact of adopting the amendments on the Company’s consolidated financial statements.

2022 Restatement
e.	Restatements

Restatement of statement of cash flows

The statement of cash flows has been restated to reclassify the cash proceeds from from the sale of digital assets, which is accounted for as an intangible asset under IAS 38, from cash flows from operations to cash flows from investing activities. The Company has determined that this error was material to the previously issued consolidated financial statements and as such, has restated its consolidated financial statements, as applicable.

ii.	Adjustment on accounting for 2023 Warrants

The Company is correcting an error in the fair value recorded for the 2023 exercises of warrants issued in connection with the private placement financing in 2023 (“2023 Warrants”). The correction resulted in an increase in the share capital and net financial expenses in the restated consolidated financial statements.

The effects of the restatements on the affected financial statement line items are as follows:

Adjustments to consolidated statements of cash flows for the year ended December 31, 2022 - Restatement

	Year ended December 31,
	2022 (as reported)	(i) Cash flow reclassification	2022 (as restated)
Cash flows from (used in) operating activities
Net loss	(175,644)	—	(175,644)
Adjustments for:			—
Proceeds from sale of digital assets earned	158,674	(158,674)	—
Net change in cash related to operating activities	36,250	(158,674)	(122,424)

Cash flows from (used in) investing activities
Proceeds from sale of digital assets earned	—	158,674	158,674
Net change in cash related to investing activities	(155,011)	158,674	3,663

Adjustments to consolidated statements of cash flows for the year ended December 31, 2023 - Restatement

	Year ended December 31,
	2023 (as reported)	(i) Cash flow reclassification	(ii) 2023 Warrants	2023 (as restated)
Cash flows from (used in) operating activities
Net loss	(104,036)	—	(4,886)	(108,922)
Adjustments for:
Net financial expenses	32,308	—	4,886	37,194
Proceeds from sale of digital assets earned	129,309	(129,309)	—	—
Net change in cash related to operating activities	23,598	(129,309)	—	(105,711)

Cash flows from (used in) investing activities
Proceeds from sale of digital assets earned	—	129,309	—	129,309
Net change in cash related to investing activities	(58,343)	129,309	—	70,966

Adjustments to consolidated statements of financial position as of December 31, 2023 - Restatement

	As of December 31,	Adjustment	As of December 31,
	2023 (as reported)	(ii) 2023 Warrants	2023 (as restated)
Shareholders’ equity
Share capital	530,123	4,886	535,009
Contributed surplus	56,622	—	56,622
Revaluation surplus	2,941	—	2,941
Accumulated deficit	(294,924)	(4,886)	(299,810)
Total equity	294,762	—	294,762

Adjustments to consolidated statements of profit or loss and comprehensive profit or loss for the year ended December 31, 2023 - Restatement

	Year ended December 31,
	2023 (as reported)	(ii) 2023 Warrants	2023 (as restated)

Operating loss	(72,129)	—	(72,129)

Net financial expenses	(32,308)	(4,886)	(37,194)
Net loss before income taxes	(104,437)	(4,886)	(109,323)

Income tax recovery	401	—	401
Net loss and total comprehensive loss	(104,036)	(4,886)	(108,922)

Other comprehensive income (loss)
Item that will not be reclassified to profit or loss:
Change in revaluation surplus - digital assets, net of tax	9,242	—	9,242
Total comprehensive loss, net of tax	(94,794)	(4,886)	(99,680)
Loss per share
Basic and diluted	(0.40)	(0.02)	(0.42)
Weighted average number of common shares outstanding
Basic and diluted	262,237,117	—	262,237,117